BUSINESS ACQUISITIONS - Summary of Purchase Price Consideration (Details) - USD ($) $ in Thousands		10 Months Ended	12 Months Ended
	Nov. 09, 2021	Nov. 08, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Business Acquisition [Line Items]
Cash consideration	$ 1,220,103
Management Subscribers rollover contribution	11,048
Redeemable Preferred Shares	100,000	$ 0	$ 0	$ 2,500
Consideration transferred	1,331,151
Estimated Fair Value of Identifiable Assets Acquired and Liabilities Assumed:
Goodwill		487,107	482,041	473,194	$ 1,041,325
Fire Safety
Estimated Fair Value of Identifiable Assets Acquired and Liabilities Assumed:
Goodwill		368,438	362,767	354,827	867,807
Oil Additives
Estimated Fair Value of Identifiable Assets Acquired and Liabilities Assumed:
Goodwill		$ 118,669	$ 119,274	$ 118,367	173,518
SK Intermediate
Estimated Fair Value of Identifiable Assets Acquired and Liabilities Assumed:
Property, plant and equipment	62,689
Inventory	100,246
Working capital	27,379
Other assets (liabilities), net	(832)
LaderaTech contingent earn-out	(19,781)
Long-term debt	(696,971)
Deferred tax liability	(299,474)
Total fair value of net assets acquired	285,256
Goodwill	1,045,895
Total	1,331,151
SK Intermediate | Fire Safety
Estimated Fair Value of Identifiable Assets Acquired and Liabilities Assumed:
Goodwill					871,400
SK Intermediate | Oil Additives
Estimated Fair Value of Identifiable Assets Acquired and Liabilities Assumed:
Goodwill					$ 174,500
SK Intermediate | Tradenames [Member]
Estimated Fair Value of Identifiable Assets Acquired and Liabilities Assumed:
Intangible Assets	101,000
SK Intermediate | Customer lists, net [Member]
Estimated Fair Value of Identifiable Assets Acquired and Liabilities Assumed:
Intangible Assets	761,000
SK Intermediate | Technology and Patents, net [Member]
Estimated Fair Value of Identifiable Assets Acquired and Liabilities Assumed:
Intangible Assets	$ 250,000